Document and Entity Information	12 Months Ended
Mar. 14, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Mar. 14, 2013
Registrant Name	BLACKROCK ALLOCATION TARGET SHARES
Central Index Key	0001221845
Amendment Flag	false
Document Creation Date	Mar. 14, 2013
Document Effective Date	Mar. 14, 2013
Prospectus Date	Mar. 14, 2013